Cover	Dec. 09, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 15, 2022, Applied UV, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Filing”) to report that the Company, SteriLumen, Inc., a wholly owned subsidiary of the Company (“SteriLumen”), Munn Works, LLC, a wholly owned subsidiary of the Company (“MunnWorks” and together with SteriLumen, the “Subsidiaries”) and Pinnacle Bank (the “Lender”) entered into the Loan and Security Agreement, dated December 9, 2022, as amended by the First Modification to Loan and Security Agreement and Loan Documents, dated December 9, 2022 (the “Loan Agreement”). This Form 8-K/A amends and supplements the Initial Filing to report an amendment to the Loan Agreement in the form of the Second Modification to Loan and Security Agreement and Loan Documents, dated December 26, 2022 among the Company, the Subsidiaries and the Lender (the “Second Modification Agreement”).
Document Period End Date	Dec. 09, 2022
Entity File Number	001-39480
Entity Registrant Name	APPLIED UV, INC.
Entity Central Index Key	0001811109
Entity Tax Identification Number	84-4373308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 N. Macquesten Parkway
Entity Address, City or Town	Mount Vernon
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10550
City Area Code	(914)
Local Phone Number	665-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AUVI
Security Exchange Name	NASDAQ
10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	AUVIP
Security Exchange Name	NASDAQ